Employee Retirement and Severance Benefits (Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Japan
Change in benefit obligations:
Projected benefit obligations at beginning of year	¥ 929,630	¥ 906,007
Service cost	31,241	30,889	¥ 29,367
Interest cost	5,419	5,689	8,238
Actuarial (gain) loss	(1,844)	11,112
Benefits paid	(33,477)	(29,020)
Acquisition		4,239
Plan amendments	(3,963)	1,149
Curtailments and settlements		(435)
Projected benefit obligations at end of year	927,006	929,630	906,007
Change in plan assets:
Fair value of plan assets at beginning of year	735,513	667,436
Actual return on plan assets	(38,010)	47,376
Employer contributions	12,651	43,468
Benefits paid	(27,459)	(23,967)
Acquisition		1,223
Settlements		(23)
Fair value of plan assets at end of year	682,695	735,513	667,436
Funded status at end of year	(244,311)	(194,117)
Foreign Plans
Change in benefit obligations:
Projected benefit obligations at beginning of year	423,579	392,086
Service cost	7,982	6,962	6,816
Interest cost	8,691	8,691	8,792
Plan participants' contributions	1,535	1,644
Actuarial (gain) loss	(24,297)	(1,760)
Benefits paid	(10,135)	(7,884)
Plan amendments	3,257	(1,069)
Curtailments and settlements	(1,149)
Foreign currency exchange rate changes	(23,514)	24,909
Projected benefit obligations at end of year	385,949	423,579	392,086
Change in plan assets:
Fair value of plan assets at beginning of year	254,020	224,939
Actual return on plan assets	(6,042)	14,262
Employer contributions	22,393	7,160
Plan participants' contributions	1,535	1,644
Benefits paid	(10,135)	(7,884)
Settlements	(1,150)
Foreign currency exchange rate changes	(11,979)	13,899
Fair value of plan assets at end of year	248,642	254,020	¥ 224,939
Funded status at end of year	¥ (137,307)	¥ (169,559)